Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (1,316,670)	$ 3,842,885	$ 4,954,484